Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2014
Earnings Loss Per Share
Note 5. Earnings (Loss) per Share

Basic earnings or loss per share is based on the weighted average number of shares outstanding during the period of the financial statements. Diluted earnings or loss per share are based on the weighted average number of common shares outstanding and dilutive common stock equivalents. All per share and per share information are adjusted retroactively to reflect stock splits and changes in par value, when applicable.

For the years ended December 31, 2014 and 2013, all loss per share amounts in the financial statements are basic loss per share. 5,050,000 (2013: 5,050,000) dilutive stock options for the year ended December 31, 2014 are not included in the computation of diluted loss per share because to do so would be anti-dilutive.

The computation of basic and diluted earnings (loss) per share as follows for years ended December 31, 2014, 2013 and 2012:

	Year ended December 31,
	2014	2013	2012

Numerator - net loss available to common stockholders	$(32,706)	$(37,762)	$(99,631)

Denominator - weighted average number of common shares outstanding	34,548,368	34,548,368	32,010,663

Dilutive common stock equivalents - stock options	-	-	-

Denominator - weighted average number of fully diluted common shares outstanding	34,548,368	34,548,368	32,010,663

Basic loss per common share	$(0.00)	$(0.00)	$(0.00)

Diluted earnings (loss) per common share	$(0.00)	$(0.00)	$(0.00)